1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

PHILIP T. HINKLE

philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

May 10, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Sound Point Meridian Capital, Inc. (File Nos. 333-272541 and 811-23881)

Ladies and Gentlemen:

Sound Point Meridian Capital, Inc. (the “Registrant”), a closed-end management investment company, electronically transmitted for filing the Registrant’s pre-effective amendment No. 3 to the Registrant’s registration statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended (the “Registration Statement”). This filing is being made for the purpose of (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (“SEC”) in connection with pre-effective amendment No. 2 to the Registration Statement (“PEA 2”); (ii) completing certain items required to be included in the Registration Statement; and (iii) making certain non-material changes to the Registration Statement. The Registrant has also filed via EDGAR correspondence responses to the comments of the staff of the SEC on PEA 2.

Please direct any questions concerning the filing to the undersigned at 202.261.3460 (or philip.hinkle@dechert.com).

Very truly yours,

/s/ Philip T. Hinkle